Shareholder Report, Line Graph (Details) LMZ0300_Franklin Multi-Asset Conservative Growth Fund_Class I_TSR Annual {Class I} - USD ($)												12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name												Class I
Accumulated Value		$ 1,904,099	$ 1,675,631	$ 1,544,433	$ 1,648,693	$ 1,534,855	$ 1,390,873	$ 1,258,941	$ 1,286,571	$ 1,126,118	$ 1,000,000	$ 2,139,979
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		3,547,424	2,808,367	2,357,065	2,568,837	2,162,392	1,794,789	1,489,077	1,523,512	1,217,254	1,000,000	$ 4,090,972
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		1,127,441	1,104,602	1,081,903	1,180,596	1,216,702	1,161,857	1,059,657	1,036,329	1,014,528	1,000,000	$ 1,204,656
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Index
Accumulated Value		3,626,533	2,862,133	2,380,492	2,603,017	2,163,478	1,805,340	1,487,165	1,520,225	1,208,095	1,000,000	$ 4,181,812
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Composite Benchmark†
Accumulated Value		$ 1,930,697	$ 1,723,973	$ 1,589,154	$ 1,702,653	$ 1,622,943	$ 1,431,388	$ 1,263,516	$ 1,275,083	$ 1,128,053	$ 1,000,000	$ 2,177,852

[1]
†	The Fund’s Composite Benchmark is comprised of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. High Yield—2% Issuer Cap Index.